Allowances for Credit Losses - Summary of Changes in the Allowances for Loan Losses (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Line Items]
Gain on recovery of loans and advances previously written off	₩ 317,140	₩ 289,139